Note 10 - Net Restructuring by Type (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Restructuring by Type
Restructuring, Staff related	€ (5)	€ 178	€ (117)
thereof: [Abstract]
Termination Benefits	(6)	176	(132)
Retention Acceleration	0	1	15
Social Security	1	1	0
Restructuring, Non Staff related	1	42	(1)
Total Net Restructuring Charges	€ 3	€ 220	€ 118